UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21158

Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.2% (2.0% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,735,800
	Series 2002, 5.500%, 5/15/39
	Education and Civic Organizations – 3.3% (2.1% of Total Investments)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
330	5.125%, 10/01/26	10/11 at 100.00	AA+	331,993
95	5.125%, 10/01/41	10/11 at 100.00	AA+	94,631
200	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	177,362
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
705	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A+	706,889
	4/01/27 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A–	527,885
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
1,830	Total Education and Civic Organizations			1,838,760
	Health Care – 18.9% (11.9% of Total Investments)
695	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	576,683
	2007, 5.250%, 10/01/27
1,200	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,087,368
	Bonds, Series 2008A, 5.000%, 1/15/47
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds,	1/19 at 100.00	AA–	483,630
	Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39
580	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/12 at 100.00	AA–	548,518
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
520	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA+	510,281
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – AGM Insured
180	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA+	178,409
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
2,000	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health	11/20 at 100.00	A+	1,888,080
	Inc., Series 2010A, 5.250%, 11/01/40
1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalchian	7/21 at 100.00	BBB+	1,011,890
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
545	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA+	549,365
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	A+	2,078,620
	Obligated Group, Series 2003A, 5.000%, 11/01/18
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	932,360
	2007, 5.000%, 11/01/27
400	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A	378,612
	2005, 5.000%, 1/01/33 – FGIC Insured
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	146,901
	Bonds, Series 2008, 6.250%, 10/01/38
10,770	Total Health Care			10,370,717
	Housing/Multifamily – 1.9% (1.2% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	1,028,540
	Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)
	Housing/Single Family – 2.7% (1.7% of Total Investments)
580	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/11 at 100.00	AA	580,017
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	456,460
	7/01/33 (Alternative Minimum Tax)
505	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	459,156
	7/01/37 (Alternative Minimum Tax)
1,585	Total Housing/Single Family			1,495,633
	Long-Term Care – 1.6% (1.0% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	217,730
600	5.500%, 10/01/31	10/16 at 100.00	N/R	505,440
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	162,346
	5.000%, 1/01/36
1,040	Total Long-Term Care			885,516
	Materials – 0.3% (0.2% of Total Investments)
200	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	174,192
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 1.6% (1.0% of Total Investments)
300	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	323,142
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	550,550
850	Total Tax Obligation/General			873,692
	Tax Obligation/Limited – 36.0% (22.8% of Total Investments)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 –	6/14 at 100.00	Aa2	1,865,484
	NPFG Insured
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	2,761,715
	Series 2003G, 5.000%, 6/01/33
600	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C,	6/19 at 100.00	AA+	592,350
	5.000%, 6/01/39
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	577,559
	2008A, 5.000%, 6/01/33
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	815,432
	NPFG Insured
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 –	12/12 at 100.00	AA–	3,042,510
	AMBAC Insured
200	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AA+	201,128
	AGC Insured
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AA+	527,065
	College, Series 2004, 5.250%, 4/01/20 – AGM Insured
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	No Opt. Call	AA+	205,456
	5.000%, 2/01/27
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,052,910
	5.000%, 6/01/20
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	531,116
	0.000%, 8/01/35
565	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	580,566
2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%,	9/12 at 101.00	A1	2,019,680
	9/01/21 – AMBAC Insured
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA+	1,021,480
	12/01/27 – AGM Insured
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA+	1,163,796
	AGM Insured (UB)
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 –	6/13 at 101.00	Aa2	1,887,691
	AMBAC Insured
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	510,485
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	404,796
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
21,500	Total Tax Obligation/Limited			19,761,219
	Transportation – 7.2% (4.6% of Total Investments)
500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	A+	471,110
	Series 2010A, 5.000%, 7/01/39
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	624,723
	5.250%, 2/01/40
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
225	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	232,724
955	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	966,021
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
2,295	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA+	527,896
100	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA+	19,980
300	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA+	55,881
1,100	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series	No Opt. Call	Aa3	1,078,308
	2010A, 5.000%, 5/01/36
6,135	Total Transportation			3,976,643
	U.S. Guaranteed – 30.9% (19.5% of Total Investments) (4)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	227,034
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,442,726
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	840,170
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	906,559
900	5.000%, 6/01/20 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	959,886
1,050	5.000%, 6/01/21 (Pre-refunded 6/01/12) – FGIC Insured	6/12 at 101.00	AA– (4)	1,119,867
920	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AAA	945,852
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/12 at 100.00	AAA	1,714,912
	2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
500	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	519,410
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	570,250
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+ (4)	1,026,010
	Series 2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11)
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	1,813,304
3,100	5.000%, 11/01/20 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	3,156,637
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	422,640
	(Pre-refunded 6/01/12)
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
610	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	653,109
585	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	625,856
16,090	Total U.S. Guaranteed			16,944,222
	Utilities – 14.8% (9.4% of Total Investments)
150	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	A–	158,603
	5.500%, 1/01/16
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	541,785
	5.250%, 1/01/20 – AMBAC Insured
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	A–	1,381,156
	5.000%, 1/01/26
1,210	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	5/11 at 100.00	Baa1	1,212,287
	1993B, 5.500%, 1/01/17 – FGIC Insured
275	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	278,003
	2009A, 5.000%, 1/01/30
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	2,830,763
	1/01/15 – AMBAC Insured
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	277,043
	5.250%, 1/01/20
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	1,464,050
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
7,850	Total Utilities			8,143,690
	Water and Sewer – 35.7% (22.6% of Total Investments)
2,000	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA+	2,009,980
	4/01/31 – AGM Insured
425	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	440,309
	2008, 5.000%, 8/01/28
	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	762,923
1,780	5.125%, 6/01/26 – FGIC Insured	6/11 at 101.00	Aaa	1,782,759
500	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	497,290
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/18 –	6/13 at 100.00	AA	318,534
	NPFG Insured
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%,	2/12 at 101.00	AA+	2,341,275
	2/01/26 – AGM Insured (Alternative Minimum Tax)
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
50	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	51,603
20	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA+	20,508
300	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011, 5.750%, 6/01/36 –	6/21 at 100.00	AA+	301,818
	AGC Insured
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A	517,110
	6/01/23 – SYNCORA GTY Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,103,500
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,043,080
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds Series 2006A, Residuals	No Opt. Call	AAA	5,215
	Series II-R-645-2, 13.840%, 3/01/14 (IF)
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	2,394,499
	6/01/37 (UB)
19,455	Total Water and Sewer			19,590,403
$ 90,305	Total Investments (cost $86,999,376) – 158.1%			86,819,027
	Floating Rate Obligations – (13.6)%			(7,480,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.3)% (5)			(28,725,000)
	Other Assets Less Liabilities – 7.8%			4,291,118
	Net Assets Applicable to Common Shares – 100%			$ 54,905,145

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$86,819,027	$ —	$86,819,027
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $79,513,309.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 1,622,940
Depreciation	(1,797,141)
Net unrealized appreciation (depreciation) of investments	$ (174,201)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investment is 33.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011